REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET- Summary of other income (expenses), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Government grants	¥ 271,933	$ 38,886	¥ 22,971	¥ 114,282
Income from ADS Reimbursement	10,806	1,545	3,660	12,696
Value added tax transferred out	(29,899)	(4,276)	(30,757)	(37,237)
Loss on extinguishment of liabilities	(54,497)	(7,793)	0	0
Others	(7,299)	(1,043)	(2,256)	10,622
Total	¥ 191,044	$ 27,319	¥ (6,382)	¥ 100,363